Note 3 - Stockholders' Deficit, Stock Options and Warrants (Details) - Schedule of Listing of Stock Options and Warrants - $ / shares	1 Months Ended		9 Months Ended	12 Months Ended
	Apr. 30, 2013	Jan. 31, 2013	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Note 3 - Stockholders' Deficit, Stock Options and Warrants (Details) - Schedule of Listing of Stock Options and Warrants [Line Items]
Shares (in Shares)			8,080,877
Warrants 2010 [Member]
Note 3 - Stockholders' Deficit, Stock Options and Warrants (Details) - Schedule of Listing of Stock Options and Warrants [Line Items]
Shares (in Shares)			400					400
Issued - Average Exercise Price			$ 0.75					$ 0.75
Warrants 2012 [Member]
Note 3 - Stockholders' Deficit, Stock Options and Warrants (Details) - Schedule of Listing of Stock Options and Warrants [Line Items]
Shares (in Shares)			69,801			71,368
Issued - Average Exercise Price			$ 11.25
Warrants 2013 [Member]
Note 3 - Stockholders' Deficit, Stock Options and Warrants (Details) - Schedule of Listing of Stock Options and Warrants [Line Items]
Shares (in Shares)			267,579		267,579
Warrants 2014 [Member]
Note 3 - Stockholders' Deficit, Stock Options and Warrants (Details) - Schedule of Listing of Stock Options and Warrants [Line Items]
Shares (in Shares)			161,375	161,375
Warrant [Member]
Note 3 - Stockholders' Deficit, Stock Options and Warrants (Details) - Schedule of Listing of Stock Options and Warrants [Line Items]
Shares (in Shares)			8,080,877	500,722	461,920	468,431
Issued - Average Exercise Price		$ 9.00		$ 3.81	$ 9.00
Stock Options 2011 [Member]
Note 3 - Stockholders' Deficit, Stock Options and Warrants (Details) - Schedule of Listing of Stock Options and Warrants [Line Items]
Shares (in Shares)			11,666				11,666
Issued - Average Exercise Price			$ 0.75				$ 0.75
Stock Options 2012 [Member]
Note 3 - Stockholders' Deficit, Stock Options and Warrants (Details) - Schedule of Listing of Stock Options and Warrants [Line Items]
Shares (in Shares)			126,029			126,029
Stock Options 2013 [Member]
Note 3 - Stockholders' Deficit, Stock Options and Warrants (Details) - Schedule of Listing of Stock Options and Warrants [Line Items]
Shares (in Shares)			238,088		238,556
Stock Options 2014 [Member]
Note 3 - Stockholders' Deficit, Stock Options and Warrants (Details) - Schedule of Listing of Stock Options and Warrants [Line Items]
Shares (in Shares)			59,013	72,350
Stock Options [Member]
Note 3 - Stockholders' Deficit, Stock Options and Warrants (Details) - Schedule of Listing of Stock Options and Warrants [Line Items]
Shares (in Shares)			507,955	448,601	385,733	168,856
Issued - Average Exercise Price				$ 8.12	$ 6.75
Minimum [Member]
Note 3 - Stockholders' Deficit, Stock Options and Warrants (Details) - Schedule of Listing of Stock Options and Warrants [Line Items]
Issued - Average Exercise Price			$ 0.2750	3.2006	1.43
Minimum [Member] | Warrants 2012 [Member]
Note 3 - Stockholders' Deficit, Stock Options and Warrants (Details) - Schedule of Listing of Stock Options and Warrants [Line Items]
Issued - Average Exercise Price						$ 11.25
Minimum [Member] | Warrants 2013 [Member]
Note 3 - Stockholders' Deficit, Stock Options and Warrants (Details) - Schedule of Listing of Stock Options and Warrants [Line Items]
Issued - Average Exercise Price			6.00		6.00
Minimum [Member] | Warrants 2014 [Member]
Note 3 - Stockholders' Deficit, Stock Options and Warrants (Details) - Schedule of Listing of Stock Options and Warrants [Line Items]
Issued - Average Exercise Price			12.375	12.375
Minimum [Member] | Warrant [Member]
Note 3 - Stockholders' Deficit, Stock Options and Warrants (Details) - Schedule of Listing of Stock Options and Warrants [Line Items]
Issued - Average Exercise Price	$ 0.75		0.75	0.75
Minimum [Member] | Stock Options 2012 [Member]
Note 3 - Stockholders' Deficit, Stock Options and Warrants (Details) - Schedule of Listing of Stock Options and Warrants [Line Items]
Issued - Average Exercise Price			5.25			5.25
Minimum [Member] | Stock Options 2013 [Member]
Note 3 - Stockholders' Deficit, Stock Options and Warrants (Details) - Schedule of Listing of Stock Options and Warrants [Line Items]
Issued - Average Exercise Price			4.875		4.875
Minimum [Member] | Stock Options 2014 [Member]
Note 3 - Stockholders' Deficit, Stock Options and Warrants (Details) - Schedule of Listing of Stock Options and Warrants [Line Items]
Issued - Average Exercise Price			6.50	6.50
Minimum [Member] | Stock Options [Member]
Note 3 - Stockholders' Deficit, Stock Options and Warrants (Details) - Schedule of Listing of Stock Options and Warrants [Line Items]
Issued - Average Exercise Price			0.75	0.75
Maximum [Member]
Note 3 - Stockholders' Deficit, Stock Options and Warrants (Details) - Schedule of Listing of Stock Options and Warrants [Line Items]
Issued - Average Exercise Price			5.5695	13.9195	18.34
Maximum [Member] | Warrants 2012 [Member]
Note 3 - Stockholders' Deficit, Stock Options and Warrants (Details) - Schedule of Listing of Stock Options and Warrants [Line Items]
Issued - Average Exercise Price						15.00
Maximum [Member] | Warrants 2013 [Member]
Note 3 - Stockholders' Deficit, Stock Options and Warrants (Details) - Schedule of Listing of Stock Options and Warrants [Line Items]
Issued - Average Exercise Price			14.85		14.85
Maximum [Member] | Warrants 2014 [Member]
Note 3 - Stockholders' Deficit, Stock Options and Warrants (Details) - Schedule of Listing of Stock Options and Warrants [Line Items]
Issued - Average Exercise Price			24.375	24.375
Maximum [Member] | Warrant [Member]
Note 3 - Stockholders' Deficit, Stock Options and Warrants (Details) - Schedule of Listing of Stock Options and Warrants [Line Items]
Issued - Average Exercise Price			24.375	24.375
Maximum [Member] | Stock Options 2012 [Member]
Note 3 - Stockholders' Deficit, Stock Options and Warrants (Details) - Schedule of Listing of Stock Options and Warrants [Line Items]
Issued - Average Exercise Price			6.00			$ 6.00
Maximum [Member] | Stock Options 2013 [Member]
Note 3 - Stockholders' Deficit, Stock Options and Warrants (Details) - Schedule of Listing of Stock Options and Warrants [Line Items]
Issued - Average Exercise Price			25.613		$ 25.613
Maximum [Member] | Stock Options 2014 [Member]
Note 3 - Stockholders' Deficit, Stock Options and Warrants (Details) - Schedule of Listing of Stock Options and Warrants [Line Items]
Issued - Average Exercise Price			18.75	18.75
Maximum [Member] | Stock Options [Member]
Note 3 - Stockholders' Deficit, Stock Options and Warrants (Details) - Schedule of Listing of Stock Options and Warrants [Line Items]
Issued - Average Exercise Price			$ 25.613	$ 25.613